Note 15 - Quarterly Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Schedule of Quarterly Financial Information [Table Text Block]
	Quarter Ended
	2014				2013
	Dec. 31	Sep. 27	June 28	Mar. 29	Dec. 31	Sep. 28	June 29	Mar. 30

Net sales	$20,879	$18,871	$23,261	$23,271	$36,286	$37,011	$34,565	$26,380
Cost of sales	17,139	16,038	22,616	21,000	31,640	32,912	34,269	27,101
Gross profit (loss)	3,740	2,833	645	2,271	4,646	4,099	296	(721)
Research and development expenses	5,270	5,600	7,262	8,576	9,321	9,551	9,433	10,280
Selling and administrative expense	3,640	3,792	4,536	5,126	5,574	5,782	6,215	6,242
Restructuring charges	133	105	4,409	1,451	-	-	-	1,915
Operating loss	(5,303)	(6,664)	(15,562)	(12,882)	(10,249)	(11,234)	(15,352)	(19,158)
Interest income	-	1	1	5	33	46	65	93
Interest expense	(134)	(76)	(60)	(33)	(31)	(31)	(20)	-
Other income, net	-	70	587	1,160	290	15	1,508	46
Net loss	$(5,437)	$(6,669)	$(15,034)	$(11,750)	$(9,957)	$(11,204)	$(13,799)	$(19,019)

Net loss per share:
Basic	$(0.06)	$(0.08)	$(0.18)	$(0.14)	$(0.12)	$(0.13)	$(0.17)	$(0.26)
Diluted	$(0.06)	$(0.08)	$(0.18)	$(0.14)	$(0.12)	$(0.13)	$(0.17)	$(0.26)